LONG-TERM DEBT - SCHEDULE OF DEBT INSTRUMENT REDEMPTION 2016 NOTES (Details) - Senior Notes - 6.375% Senior Notes due June 1, 2024 (the 2016 Senior Notes); interest payable each June 1 and December 1, which commenced December 1, 2016
12 Months Ended
Dec. 31, 2016
2019
Debt Instrument, Redemption
Redemption price as a percentage of principal amount	104.781%
2020
Debt Instrument, Redemption
Redemption price as a percentage of principal amount	103.188%
2021
Debt Instrument, Redemption
Redemption price as a percentage of principal amount	101.594%
2022 and thereafter
Debt Instrument, Redemption
Redemption price as a percentage of principal amount	100.00%